Significant Accounting Policies (Policies)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Leases
Leases
At inception of a contract, the Bank assesses whether a contract is, or contains, a lease. A contract is a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
As a lessee
The Bank recognizes a
right-of-use
(“ROU”) asset and a lease liability at the lease commencement date.

Asset
A ROU is an asset that represents a lessee’s right to use an underlying asset for the lease term. The ROU asset is initially measured at cost, which is based on the initial amount of the lease liability, and any direct costs incurred, any lease payments made at or before the commencement date net of lease incentives received, and estimated decommissioning costs.
The ROU asset is subsequently measured at cost less accumulated depreciation and accumulated impairment losses, if any. The ROU asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the ROU asset or the end of the lease term. The depreciation is recorded in Depreciation and amortization in the Consolidated Statement of Income. In addition, the ROU asset is adjusted for certain remeasurements of the lease liability.
Liability
At commencement date, the Bank initially measures the lease liability at the present value of the future lease payments, discounted using the Bank’s incremental borrowing rate. The Bank’s discount rate is based on the borrowing rate on its debt of different maturities that match the term of the lease. The discount rate is also dependent on the Bank’s credit risk and economic environment in which the lease is entered. The lease liability is subsequently measured at amortized cost using the effective interest method. It is re-measured
if the Bank changes its assessment of whether it will exercise a purchase, extension or termination option. Interest expense is recorded in “Interest expense – Other” in the consolidated statement of income.
When the lease liability is
re-measured
in this way, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
Presentation
The Bank presents ROU assets in “Property and equipment” and lease liabilities in “Other liabilities” in the Consolidated Statement of Financial Position.
Sale and lease back transactions
Where the Bank enters into a
sale-and-leaseback
transaction (as the seller-lessee) which is deemed a sale, the Bank derecognizes the asset, applies the lessee accounting model to the leaseback and measures the ROU asset at cost. The gain/loss recognized on this transaction is recorded in other non-interest income in the Consolidated Statement of Income. Where the transfer is not deemed a sale, the Bank continues to recognize the underlying asset and recognizes a financial liability for any amount received from the buyer-lessor.
Short-term leases and leases of
low-value
assets
The Bank has elected not to recognize ROU assets and lease liabilities for short-term leases of assets that have a lease term of 12 months or less and leases of low-value
assets. The Bank recognizes the lease payment associated with these leases as an expense on a straight-line basis over the lease term.
Determining lease term
The Bank’s expectation of exercising the option to renew a lease is determined by assessing if the Bank is “reasonably certain” to exercise that option. The Bank will be reasonably certain to exercise an option when factors create a significant economic incentive to do so. This assessment requires a significant level of judgement as it is based on current expectations of future decisions.
The Bank considers the following criteria when determining whether it has an economic incentive that makes it reasonably certain to exercise an option: key locations for its branch network, locations on which the Bank has spent significant capital on renovation work, contribution to profit, value of locations based on current economic environment and the remaining term of existing leases.

Hedge accounting
Hedging Relationships Directly Impacted by Interest Rate Benchmark Reform
On September 26, 2019, the IASB issued amendments to IAS 39 and IFRS 7 (the “Amendments”) for hedging relationships that are directly impacted by the Interest Rate Benchmark Reform (the “Reform”).
The Amendments provide temporary relief for certain aspects of hedge accounting, in order to address uncertainties arising from the Reform with respect to:
a) the interest rate benchmark designated as a hedged risk; and/or
b) the timing or the amount of interest rate benchmark-based cash flows of the hedged item or of the hedging instrument.
The Amendments are mandatorily effective as at November 1, 2020 for the Bank, and will continue to apply up to the point where such uncertainties are eliminated.
The Bank designates certain derivative and non-derivative instruments in hedge accounting relationships, and currently applies the hedge accounting requirements of IAS 39 and related disclosure requirements of IFRS 7.
The Bank early adopted the Amendments to IAS 39 and IFRS 7 effective November 1, 2019, as permitted by the standard. Consequently, hedging relationships and balances outstanding as at November 1, 2019, and those designated thereafter, that are directly affected by the Reform, would be subject to the accounting and disclosure requirements of the Amendments on a retrospective basis.
For aspects of hedge accounting not covered by the Amendments and hedges that are not directly impacted by the Reform, the accounting policies as described in Note 3 of the Bank’s consolidated financial statements in the 2019 Annual Report continue to apply.
Assessment of Hedge Effectiveness
Under IAS 39, the Bank formally assesses, both at each hedge’s inception and on an ongoing basis, whether the hedging instruments are highly effective in offsetting changes in fair value or cash flows of the hedged items within an 80-125% range. This assessment incorporates a comparison of critical terms of the hedged and hedging item, and regression analysis, in order to determine (i) whether the hedge relationship is expected to be highly effective going forward (i.e. prospective effectiveness assessment) and (ii) whether the hedge was actually highly effective for the designated period (i.e. retrospective effectiveness assessment).

In assessing prospective hedge effectiveness for a hedge relationship directly impacted by the Reform, the Bank will assume that the benchmark interest rate is not altered as a result of the Reform.
In instances of assessing retrospective hedge effectiveness where a hedge relationship directly impacted by the Reform fall outside of the 80-125% range, the Bank will continue hedge accounting as long as other hedge accounting requirements are met.
Requirements Specific to Cash Flow Hedges
For the Bank’s cash flow hedges of forecasted transactions that are directly affected by the Reform, it is assumed that the benchmark interest rate will not be altered as a result of the Reform for purposes of assessing whether the transactions are highly probable or whether the transactions are still expected to occur.
Summary of Exposures
Currently, the Bank’s hedge relationships referencing USD LIBOR, EURIBOR and GBP LIBOR, and extending beyond December 31, 2021 are viewed to be directly impacted by the Reform and thus subject to the requirements of the Amendments.
The following table summarizes the Bank’s hedging derivatives as at November 1, 2019 relating to hedges directly impacted by the Reform:

As at November 1, 2019 ($ billions)
Interest Rate Benchmark Index	Notional of Hedging Derivatives Maturing after December 2021
USD LIBOR	81.4
EURIBOR	25.9
GBP LIBOR	3.3
Total	110.6
The specific interest rate benchmarks affected by the Reform, as well as the pace and timing at which markets transition away from the existing IBOR benchmark rate to an alternative benchmark rate, will vary across different rates, jurisdictions and product types. As such, the Bank is applying its best judgement to analyze market expectations, in order to identify the interest rate benchmarks and related hedges impacted by the Reform.

Changes in accounting policies
IFRIC 23 Uncertainty over income tax treatments
IFRIC 23 which became effective for the Bank beginning November 1, 2019 clarifies the accounting for uncertainties over income taxes. The interpretation provides guidance on how to apply the recognition and measurement requirements in IAS 12
Income Taxes
when there is uncertainty over income tax treatments. The adoption of IFRIC 23 did not have a significant impact on the Bank’s consolidated financial statements.